Property, plant and equipment - Summary of Impairment Losses Recognised in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Net impairment losses on property, plant and equipment	€ 130	€ 186	€ 39